Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004006 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004006 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004006 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004006 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004006 | KOC Holding
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004006 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004006 | InPost
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004006 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004006 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004006 | Akbank
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004006 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000004006 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000004006 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000004006 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004006 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004006 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004006 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004006 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004006 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004006 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000184316 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000184316 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000184316 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000184316 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184316 | KOC Holding
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000184316 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000184316 | InPost
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184316 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184316 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184316 | Akbank
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000184316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000184316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000184316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000184316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000184316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000184316 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000225806 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000225806 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000225806 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000225806 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225806 | KOC Holding
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225806 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225806 | InPost
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225806 | Kaspi.KZ
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225806 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225806 | Akbank
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000225806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225806 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000225806 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225806 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225806 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)